Lazard Retirement International Equity Portfolio
Lazard Retirement International Equity Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio, a series of Lazard Retirement Series, Inc. (the “Fund”), but does not reflect the fees or charges imposed by the separate accounts of certain insurance companies (the “Participating Insurance Companies”) under variable annuity contracts or variable life insurance policies (the “Policies” and each, a “Policy”). If such fees and charges were reflected, the figures in the table would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard Retirement International Equity Portfolio		Service Shares	Investor Shares
Management Fees		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses		0.14%	0.14%	[1]
Total Annual Portfolio Operating Expenses		1.14%	0.89%
Fee Waiver and/or Expense Reimbursement	[2]	0.04%	0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, using "Other Expenses" for Service Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the "Investment Manager") to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2020, to the extent Total Annual Portfolio Operating Expenses exceed 1.10% and .85% of the average daily net assets of the Portfolio's Service Shares and Investor Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund's Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement in year one only. The Example does not reflect fees and expenses imposed by the Participating Insurance Companies under the Policies; if they were reflected, the figures in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard Retirement International Equity Portfolio - USD ($)	1 Year	3 Years	5 years	10 years
Investor Shares	91	284	493	1,096
Service Shares	116	362	628	1,386

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-US companies with market capitalizations in the range of companies included in the MSCI® Europe, Australasia and Far East (“EAFE®”) Index (ranging from approximately $1.3 billion to $291.9 billion as of March 29, 2019) that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries and may invest up to 15% of the Portfolio’s assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Principal Investment Risks

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of a market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. The Investment Manager does not intend to actively hedge the Portfolio’s foreign currency exposure.

Value Investing Risk. The Portfolio invests in securities believed by the Investment Manager to be undervalued, but that may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Portfolio invests may respond differently to market and other developments than other types of securities.

Large Cap Companies Risk. Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Small and Mid Cap Companies Risk. Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Securities Selection Risk. Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Performance Bar Chart and Table Year-by-Year Total Returns for Service Shares As of 12/31

The accompanying bar chart and table provide some indication of the risks of investing in Lazard Retirement International Equity Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Service Shares has varied from year to year over the past 10 calendar years. Performance information does not reflect the fees or charges imposed by the Participating Insurance Companies under the Policies, and such fees will have the effect of reducing performance. Updated performance information is available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

As a new share Class, past performance information is not available for Investor Shares as of the date of this Prospectus. Investor Shares would have had annual returns substantially similar to those of Service Shares because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent of the different expense ratios of the Classes.

Best Quarter:
Q2 09	19.00%

Worst Quarter:
Q3 11	-17.92%

Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Returns - Lazard Retirement International Equity Portfolio	1 Year	5 Years	10 Years	Life of Portfolio	Inception Date
Service Shares	(13.91%)	(0.35%)	5.62%	3.51%	Sep. 01, 1998
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(13.79%)	0.53%	6.32%	4.26%